Insider Trading Arrangements	12 Months Ended
Mar. 31, 2025
Insider Trading Arrangements [Line Items]
Material Terms of Trading Arrangement [Text Block]

Insider Trading Policy

The Company has adopted an insider trading policy that governs the purchase, sale, and/or other transactions of our securities by our directors, officers and employees. A copy of our insider trading policy is filed as Exhibit 19.1 to our Annual Report on Form 10-K for the fiscal year ended March 31, 2025, filed with the SEC on July 2, 2025. In addition, with regard to the Company’s trading in its own securities, it is the Company’s policy to comply with the federal securities laws and the applicable exchange listing requirements.

Rule 10b5-1 Arrangement Adopted [Flag]	true
Non-Rule 10b5-1 Arrangement Adopted [Flag]	true
Rule 10b5-1 Arrangement Terminated [Flag]	true
Non-Rule 10b5-1 Arrangement Terminated [Flag]	true